Financial Risk Management and Fair Values of Financial Instruments - Summary of Financial Instruments by Category (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)
Financial assets at fair value through profit or loss
Financial assets mandatorily measured at fair value through profit or loss	$ 11,038	$ 369	$ 11,471
Financial assets at fair value through other comprehensive income
Designation of equity instruments	121,808		174,357
Financial assets at amortized cost
Cash and cash equivalents	4,704,084	157,275	4,642,522
Financial assets at amortized cost	237,420		268,271
Accounts and notes receivable	4,453,669	148,902	4,747,288
Accounts receivable – related parties	1,045	35	140
Other receivables	89,676	2,998	63,037
Other receivables – related parties	2,948	99	3,131
Refundable deposits	21,145	707	22,006
Financial assets	9,642,833		9,932,223
Financial liabilities at amortized cost
Accounts payable	819,548	27,401	637,271
Accounts payable – related parties			347
Payables to contractors and equipment suppliers	972,770	32,523	1,516,735
Other payables	2,004,266	67,010	1,678,482
Other payables – related parties			218
Long-term bank loans (including current portion)	9,041,645		9,789,518
Guarantee deposits	1,095	$ 37	1,092
Financial liabilities	12,839,324		$ 13,623,663
Lease liabilities (including current portion)	$ 692,951